DEBT - Narrative (Details) - USD ($) shares in Millions				1 Months Ended	12 Months Ended
	Jun. 04, 2021	Oct. 23, 2020	Sep. 30, 2020	Jan. 31, 2021	Dec. 31, 2021	Jul. 01, 2021
Debt Instrument [Line Items]
Stock issued during period, conversion of convertible securities (in shares)	6.9
Convertible Notes
Debt Instrument [Line Items]
Option to extend maturity date, period		1 year
Debt instrument, face amount		$ 50,000,000
Debt conversion, converted instrument, amount	$ 50,000,000
Convertible Notes | Interest Period Three
Debt Instrument [Line Items]
Interest rate		9.00%
Convertible Notes | Interest Period Two
Debt Instrument [Line Items]
Interest rate		7.00%
Convertible Notes | Interest Period One
Debt Instrument [Line Items]
Interest rate		5.00%
Secured Debt | Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 5,000,000
Draw down amount per tranche			$ 2,500,000
Secured Debt | Prime Rate | Minimum | Term Loan
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%
Secured Debt | Prime Rate | Maximum | Term Loan
Debt Instrument [Line Items]
Basis spread on variable rate			6.25%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, capacity available for trade purchases				$ 1,000,000		$ 6,000,000
Debt instrument, payment period after initial payment date				90 days
Line of credit, current					$ 3,400,000
Revolving Credit Facility | Minimum | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, interest rate					0.87%
Revolving Credit Facility | Maximum | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, interest rate					1.25%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 5,000,000
Adjusted quick ratio			1.25
Threshold for cash balance and revolving line of credit			$ 20,000,000
Revolving Credit Facility | Line of Credit | Prime Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate			2.00%
Revolving Credit Facility | Line of Credit | Prime Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate			5.25%